PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Deposits	6	7
GST receivable	7	2
Margin deposits *	66	63
Other receivables – Third parties **	337	682
Other receivables – Related party	30	30
Unrealized gain on commodity future contract	–	230
Prepayment to suppliers – Third parties ***	3,075	3,204
	3,521	4,218

*	Margin deposits relate to deposits placed with Phillip Nova Pte. Ltd. for derivative instruments entered into for the purpose of managing the Company’s commodity price risk (Note 14).

**	The balance mainly represents current portion of the other receivables reclassified from prepayments made to suppliers. Certain prepayments to two suppliers made in 2023 of US$1,475,566 was reclassified to other receivables as the procurement agreements were cancelled in 2024. A repayment schedule was agreed with the suppliers in 2024 and the portion to be settled after June 30, 2025 was reclassified as “Other receivables - non-current, net” accordingly. As at June 30, 2025, allowance for credit losses of US$284,364 was provided for these other receivables.

***	The amount represents payments made to third parties for forthcoming goods and services to be derived at the end of the contract term.